Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	[1]	$ 0	$ 0
Common stock, shares authorized	[1]	Unlimited	Unlimited
Common stock, shares issued	[1]	1,340,941	421,342
Common stock, shares outstanding	[1]	1,340,941	421,342

[1]	On July 16, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding common shares. All share and per-share information in the consolidated financial statements and accompanying notes has been retroactively adjusted to reflect the reverse split. The reverse stock split did not affect the Company’s total shareholders’ equity.